Related party disclosures - Summary of Total Compensation of Key Management Personnel (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Compensation of key management personnel [abstract]
Short-term employment benefits	$ 10.5	$ 15.8	$ 18.2
Contributions to defined contribution pension plans	0.3	0.5	0.5
Equity compensation benefits	2.3	12.1	13.0
Total compensation of key management personnel	$ 13.1	$ 28.4	$ 31.7